                                                                      (HERITAGE
                                                                        INCOME
                                                                         TRUST
                                                                         LOGO)


                   [pictures of people working and playing]

         From Our Family to Yours: The Intelligent Creation of Wealth.


                         INTERMEDIATE GOVERNMENT FUND
                             HIGH YIELD BOND FUND


                                 ANNUAL REPORT
                          and Investment Performance
                           Review for the Year Ended
                              September 30, 2000


                                (HERITAGE LOGO)
                                ----------------
                                INCOME TRUST(TM)
                                ----------------

                                                                October 30, 2000

Dear Valued Shareholders:

     I am pleased to provide you with the annual report for the fiscal year ended September 30, 2000, for the Intermediate Government Fund and the High Yield Bond Fund ("Funds"), the portfolios that comprise the Heritage Income Trust (the "Trust"). For this 12-month period, Heritage Intermediate Government Fund had positive returns of +5.92%*, +5.47%* and +5.58%* on its Class A, Class B and Class C shares, respectively.

     The Heritage High Yield Bond Fund suffered negative returns of -2.97%*, -3.50%* and -3.50%* on its Class A, Class B and Class C shares, respectively, for the 12-month period ended September 30, 2000. Relatively high default rates in the high yield market have caused spreads to widen by more than 130 basis points during the Fund's fiscal year which has hurt performance.

     Commentaries from Peter Wallace, the portfolio manager of the Intermediate Government Fund, and Peter Wilby, the portfolio manager of the High Yield Bond Fund, are included with this report. These commentaries include details about the performance of each Fund, as well as the economic and market events which most impacted performance during this annual reporting period (ended September 30, 2000).

     In May 1999, the Board of Trustees for the U.S. Government Income Fund ("HGA") approved the reorganization of that Fund, into the Intermediate Government Fund. In exchange for shares held in HGA, shareholders received Class A shares of the Intermediate Government Fund in an amount equal to the net asset value of their HGA shares on the date of reorganization. For those investors joining Heritage Income Trust as former HGA shareholders, we thank you for your continued confidence in our fund family.

     For your information, effective October 5, 2000, I assumed the position of President of the Heritage Income Trust, succeeding Brian Lee. I have served as a member of the Board of Trustees since the inception of the Trust on March 1, 1990 and look forward to communicating with you in the future.

     Thank you for your continued support of Heritage Family of Funds and for your investment in Heritage Income Trust. Please call your financial advisor or Heritage at (800) 421-4184 if you have any questions.

                                          Sincerely,

                                          /s/ RICHARD RIESS
                                          -----------------
                                          Richard Riess
                                          President

---------------

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

                                                                October 23, 2000
Dear Fellow Shareholders:

     For the fiscal year ended September 30, 2000, the Intermediate Government Fund (the "Fund") Class A Shares produced a total return of +5.92%* while the Lehman Brothers Intermediate Government/Corporate Index returned +6.25%. The Fund performed well among its peer group as the Lipper Intermediate Government Category returned +5.74% over the same period.

     During the fiscal year, bond yields changed quite erratically, with shorter and intermediate yields rising sharply and longer-term issues of 10 to 30 years declining slightly in yield. The following table shows the magnitude of interest rate changes and holding period returns across the U.S. Treasury yield curve:

                              9/30/1999    9/29/2000    CHANGE    RETURNS
                              ---------    ---------    ------    -------
3 month.....................    4.846%       6.204%      1.358%    5.82%
6 month.....................    4.958        6.280       1.322     5.93
1 year......................    5.178        6.084       0.906     4.51
2 year......................    5.600        5.966       0.366     5.19
5 year......................    5.756        5.841       0.085     5.54
10 year.....................    5.877        5.795      -0.082     4.84
30 year.....................    6.053        5.883      -0.170     7.17

Source: Yields and change: Bloomberg; Returns: Lehman Brothers

     During the fiscal year, the domestic economy grew at a very rapid pace. Consumer spending and investment were the primary sources of economic growth. Adding to the above growth trend was the wealth effect of several years of phenomenal gains in equity and real estate investment.

     The Federal Reserve followed a restrictive monetary policy raising the federal funds rate four times for a total of 125 basis points. The rate hikes were intended to slow a surging economy growing at rates well above the Fed's perceived 3.5% to 4% potential. To compound matters, the Treasury instituted the repurchase, or buy-back, of longer-term bonds and reduced the amount of treasury debt issuance. The confluence of these events caused an unusual event, the inversion of the yield curve. Longer-term rates fell reflecting the lack of supply and repurchases while shorter-term rates were higher reflecting the Fed's tighter monetary policy.

     Inflation rose modestly over the last year. The Consumer Price Index (CPI) gained only +3.5% over the last year while the "core" CPI (CPI excluding the volatile food and energy components) rose by only +2.6%. Although higher than a year ago, inflation has remained contained even in spite of sharply higher energy prices. The recent increase in energy prices, if sustained, might raise the risk of higher inflation and the possibility of much slower economic growth than is currently expected.

     Presently, the Fed's actions appear to be having the desired effect as real Gross Domestic Product growth has slowed from an 8.3% growth rate at the end of 1999 to 5.6% at the end of the second quarter of 2000. Although I believe growth has not yet declined to potential, the economy appears to be slowing towards that goal.

     During the year, the Fund attempted to take advantage of the inversion by remaining predominantly invested in conservative shorter and intermediate term Treasury issues. To enhance income and performance, the Fund also maintained a position in mortgage-backed securities and two very short-term average life collateralized mortgage obligation issues.

     In the near term, we believe the bond market will continue to exhibit high levels of volatility as the economy gradually slows to its potential. The Federal Reserve's monetary policy appears to be on hold with the Fed cautiously assessing the slowdown. We plan to maintain a conservative investment approach concentrating the Fund's investments in intermediate Treasury issues, moving maturities slightly longer as the economy slows.

     Thanks for your continued confidence in the Intermediate Government Fund.

                                          Sincerely,

                                          /s/ H. PETER WALLACE
                                          -------------------------------
                                          H. Peter Wallace, CFA
                                          Senior Vice President
                                          Heritage Asset Management, Inc.
                                          Portfolio Manager, Intermediate
                                          Government Fund

---------------

* These returns are calculated without the imposition of either front-end or contingent deferred sales charges.

             GROWTH OF A $10,000 INVESTMENT SINCE OCTOBER 1, 1990
            OF HERITAGE INCOME TRUST--INTERMEDIATE GOVERNMENT FUND
                                CLASS A SHARES



                                    [CHART]








                        GROWTH OF A $10,000 INVESTMENT
    SINCE INCEPTION OF HERITAGE INCOME TRUST--INTERMEDIATE GOVERNMENT FUND
                      CLASS B SHARES ON FEBRUARY 2, 1998



                                    [CHART]




* Average annual returns for the Intermediate Government Fund Class A and B Shares are calculated in conformance with item 21 of Form N-1A, which assumes the maximum sales load of 3.75% for Class A Shares, a contingent deferred sales load for Class B Shares (4% for the one year period and 3% for the life of Class B Shares) and reinvestment of dividends for Class A and B Shares. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected.

                        GROWTH OF A $10,000 INVESTMENT
    SINCE INCEPTION OF HERITAGE INCOME TRUST--INTERMEDIATE GOVERNMENT FUND
                        CLASS C SHARES ON APRIL 3, 1995



                                    [CHART]



* Average annual return for the Intermediate Government Fund Class C Shares are calculated in conformance with item 21 of Form N-1A, which assumes reinvestment of dividends for Class C Shares. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, at the periods selected.

                                                                October 20, 2000
Dear Shareholders:

     The Heritage Income Trust-High Yield Bond Fund (the "Fund") returned -2.97%* on its Class A shares for the fiscal year-ended September 30, 2000. By comparison, the Salomon Smith Barney High Yield Market Index gained 1.02% and its peer group the Lipper High Yield Fund category returned -0.02%.

     For most of the fiscal year, concerns over continued strong growth in the U.S. economy and rising energy prices heightened inflation worries, which resulted in a string of interest rate hikes by the U.S. Federal Reserve. From June 1999 until May 2000, the Federal Reserve lifted its target rate for overnight bank lending six times, or 1.75%, to 6.50%. The Federal Reserve's rate increases caused significant concern and uncertainty in the fixed income and equity markets as to the ultimate end of the rate increases and the sustainability of robust economic growth. The resulting rise in long-term interest rates and volatility in the U.S. equity markets put pressure on the high yield market, both in terms of asset pricing and liquidity. These pressures were compounded by relatively high default rates in the high yield market, primarily due to weak underwriting standards in 1997 and 1998 and a tightening of banks' and the market's credit standards, which limited companies' access to new funds. As a result, liquidity in the market was limited on the investor side, as mutual fund outflows totaled $8.97 billion during the period, and by broker-dealers, who held back from committing significant funds to support the market. Late in the fiscal year, however, the high yield market received some relief as the Federal Reserve held interest rates steady at its meetings in June and August 2000 in response to data hinting at a slowdown in the U.S. economy. However, the high yield market reversed course in September as a series of earnings revisions renewed cyclical and corporate profitability concerns. As the fiscal year ended, the high yield market remained focused on high default rates, potential inflation threats and the magnitude of an economic slowdown.

     According to the Salomon Smith Barney High Yield Market Index, the average market yield at September 30, 2000 was 12.69%. This compares to 12.52% at June 30, 2000 and 11.34% at September 30, 1999. Spreads, which were 551 basis points at September 30, 1999, widened to 640 basis points at June 30, 2000 and further widened to 684 basis points at September 30, 2000. These figures reflect the volatility which has affected the U.S. credit markets as investors initially focused on inflation and interest rates early in the year and, subsequently, became more concerned with credit issues.

     Leading the market over the last twelve months have been higher rated securities in Energy, Cable & Other Media, Technology, Gaming, Utilities, and Housing Related issues. Sectors that have lagged include lower rated securities in Supermarkets/Drugstores, Automotive, Retail, Leisure, Metals/Mining, and Services/Other.

     In response to the increased market volatility, the Fund has been focused on continuing to upgrade credit quality over the past year. The Fund also increased its exposure to less cyclical sectors, such as Gaming and Utilities, while reducing its holdings in more cyclical sectors, including Automotive, Metals/Mining, Retail and Chemicals. Additionally, while maintaining its underweighting in Telecommunications, the Fund increased its exposure early in the fiscal year to participate in the rally in Telecommunications, and decreased its exposure during the second half of the fiscal year due to profitability and liquidity concerns in that sector.

     The Fund's performance for the fiscal year was adversely affected by overweightings in Retail, Automotive and Supermarkets/Drugstores and underweightings in Housing Related and Utilities. The Fund's performance was helped, however, by a shift to an overweighting in Energy, an overweighting in Gaming and by underweightings in Telecommunications and Leisure.

     Going forward, we expect the high yield market to continue to experience volatility in the near-term primarily as a result of several technical factors, including (i) negative mutual fund flows, (ii) continued concerns over defaults,
(iii) reduced secondary market liquidity, (iv) equity market volatility and (v) continuing cyclical concerns. In light of these conditions, we are pursuing a conservative investment strategy geared to accumulating BB-rated credits and aggressively pursuing selective opportunities in undervalued B- and CCC-rated credits.

                                          Best regards,

                                          /s/ PETER J. WILBY
                                          --------------------------------------
                                          Peter J. Wilby
                                          Managing Director
                                          Salomon Brothers Asset Management Inc.
                                          Portfolio Manager, High Yield Bond
                                          Fund

* These returns are calculated without the imposition of front-end sales charges.

             GROWTH OF A $10,000 INVESTMENT SINCE THE APPROVAL OF
     SALOMON AS SUBADVISER OF HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                              ON FEBRUARY 1, 1996



                                    [CHART]




The graph represents performance from February 1, 1996 through September 30, 2000. On February 1st, Salomon Brothers Asset Management Inc. assumed portfolio management responsibilities as the new subadviser to the Fund. At that time, the investment objective was changed to high current income and the investment policies were modified to allow the Fund to primarily invest in lower- and medium-rated high yield fixed income securities. Prior to February 1, 1996, the Fund invested a minimum of 50% of the Fund's assets in U.S. Government securities.


             GROWTH OF A $10,000 INVESTMENT SINCE OCTOBER 1, 1990
                OF HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                                CLASS A SHARES



                                    [CHART]

* See footnotes on next page.

                     GROWTH OF A $10,000 INVESTMENT SINCE
           INCEPTION OF HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                      CLASS B SHARES ON FEBRUARY 2, 1998



                                    [CHART]





                     GROWTH OF A $10,000 INVESTMENT SINCE
           INCEPTION OF HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                        CLASS C SHARES ON APRIL 3, 1995



                                    [CHART]



* Average annual returns for High Yield Bond Fund Class A, B and C Shares are calculated in conformance with item 21 of Form N-1A, which assumes the maximum sales load of 3.75% for Class A Shares, a contingent deferred sales load for Class B Shares (4% for the one year period and 3% for the life of Class B Shares) and reinvestment of dividends for Class A, B and C Shares. Performance presented represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's past performance is not indicative of future performance and should be considered in light of the Fund's investment policy and objectives, the characteristics and quality of its portfolio securities, and the periods selected.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                          INTERMEDIATE GOVERNMENT FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

    PRINCIPAL                                                                       MATURITY       MARKET
      AMOUNT                                                                          DATE          VALUE
    ---------                                                                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES--96.7%(A)
---------------------------------------------------------------------------------
 U.S. TREASURIES--60.5%(A)
        $  500,000   U.S. Treasury Notes, 6.25%..................................    01/31/02    $   500,313
         1,000,000   U.S. Treasury Notes, 5.5%...................................    02/28/03        989,063
         2,000,000   U.S. Treasury Notes, 5.375%.................................    06/30/03      1,971,250
         2,000,000   U.S. Treasury Notes, 5.25%..................................    08/15/03      1,962,500
         1,000,000   U.S. Treasury Notes, 4.25%..................................    11/15/03        951,875
         1,300,000   U.S. Treasury Notes, 5.875%.................................    02/15/04      1,297,969
         2,000,000   U.S. Treasury Notes, 6.0%...................................    08/15/04      2,006,250
         2,000,000   U.S. Treasury Notes, 5.875%.................................    11/15/04      1,998,126
         1,000,000   U.S. Treasury Notes, 6.75%..................................    05/15/05      1,035,938
         2,500,000   U.S. Treasury Notes, 6.0%...................................    08/15/09      2,510,157
                                                                                                 -----------
                     Total U.S. Treasuries (cost $15,311,758)....................                 15,223,441
 U.S. GOVERNMENT AGENCIES--36.2%(A)
---------------------------------------------------------------------------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.5%
           856,989   REMIC 1992-65 K, PAC, 8.5%..................................    05/25/21        860,708
           788,053   Pool #394212, 30 year Pass-Through, 7.5%....................    07/01/27        788,318
         2,218,309   Pool #529933, 30 year Pass-Through, 8.0%....................    02/01/30      2,248,949
                                                                                                 -----------
                                                                                                   3,897,975
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--20.7%
         1,595,052   REMIC 1996-16 G, Sequential Class, 7.0%.....................    04/16/22      1,591,224
         2,779,219   Pool #415688, 30 year Pass-Through, 7.5%....................    11/15/25      2,792,462
           839,059   Pool #442741, 30 year Pass-Through, 7.5%....................    03/15/27        842,657
                                                                                                 -----------
                                                                                                   5,226,343
                     Total U.S. Government Agencies (cost $9,153,427)............                  9,124,318
                                                                                                 -----------
                     Total U.S. Government and Agency Securities (cost
                     $24,465,185)................................................                 24,347,759

REPURCHASE AGREEMENT--2.6%(A)
---------------------------------------------------------------------------------
Repurchase Agreement with State Street Bank and Trust Company, dated September
29, 2000 @ 6.35% to be repurchased at $654,346 on October 2, 2000, collateralized by $740,000 United States Treasury Bonds, 5.25% due February 15, 2029, (market
value $691,097 including interest) (cost $654,000)...............................                    654,000
                                                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (cost $25,119,185)(b), (99.3%)(a).....................                 25,001,759
OTHER ASSETS AND LIABILITIES, net, 0.7%(a).......................................                    178,012
                                                                                                 -----------
NET ASSETS, 100%.................................................................                $25,179,771
                                                                                                 ===========

---------------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $117,426, which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $130,472 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $247,898.
PAC--Planned Amortization Class
REMIC--Real Estate Mortgage Investment Conduit

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS--88.9%(A)
--------------------------------------------
  AGRICULTURAL PRODUCTS & SERVICES--1.0%
--------------------------------------------
$  375,000   Hines Horticulture, Inc.,
             Series "B", 11.75%, 10/15/05...  $   375,000
                                              -----------
  AUTOMOTIVE--2.0%
--------------------------------------------
   500,000   Breed Technologies Inc., 9.25%,
             04/15/08(b)....................           50
   500,000   Federal-Mogul Corporation,
             7.5%, 01/15/09.................      190,000
   500,000   JH Heafner Company, Series "D",
             10.0%, 05/15/08................      185,000
   375,000   Lear Corporation, Series "B",
             8.11%, 05/15/09................      349,143
                                              -----------
                                                  724,193
                                              -----------
  BANKS--1.0%
--------------------------------------------
   375,000   Sovereign Bancorp Inc., 10.50%,
             11/15/06.......................      381,563
                                              -----------
  BEVERAGES--0.7%
--------------------------------------------
   250,000   Delta Beverage Group, Inc.,
             9.75%, 12/15/03................      256,250
                                              -----------
  BROADCASTING--8.4%
--------------------------------------------
   250,000   Adelphia Communications
             Corporation, Series "B", 10.5%,
             07/15/04.......................      250,313
   250,000   Adelphia Communications
             Corporation, Series "B",
             9.875%, 03/01/07...............      235,000
   250,000   Century Communications
             Corporation, Series "B", Zero
             Coupon Bond, 01/15/08..........      101,250
   625,000   Charter Communications
             Holdings, LLC, 0.0% to
             04/01/04, 9.92% to maturity(c),
             04/01/11.......................      365,625
   250,000   Charter Communications
             Holdings, LLC, 8.625%,
             04/01/09.......................      224,375
   500,000   CSC Holdings Inc., 10.5%,
             05/15/16.......................      536,250
   250,000   Insight Midwest L.P., 9.75%,
             10/01/09.......................      251,875
   375,000   LIN Television Corporation,
             8.375%, 03/01/08...............      356,250
 1,100,000   United International Holdings,
             0.0% to 02/15/03, 10.75% to
             maturity(c), 02/15/08..........      753,500
                                              -----------
                                                3,074,438
                                              -----------
  CHEMICALS--2.3%
--------------------------------------------
   375,000   Equistar Chemicals, L.P.,
             8.75%, 02/15/09................      367,715

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
   250,000   Lyondell Chemical Company,
             Series "B", 9.875%, 05/01/07...      244,063
   500,000   United Industries Corporation,
             Series "B", 9.875%, 04/01/09...      210,000
                                              -----------
                                                  821,778
                                              -----------
  COMMUNICATION SERVICES--8.1%
--------------------------------------------
   225,000   Covad Communications Group,
             Inc., Series "B", 12.0%,
             02/15/10.......................      168,750
   250,000   ICG Holdings Inc., 0.0% to
             05/01/01, 12.5% to maturity(c),
             05/01/06.......................       50,000
   400,000   Intermedia Communications Inc.,
             Series "B", 0.0% to 03/01/04,
             12.5% to maturity (c),
             03/01/09.......................      268,000
 1,000,000   International CableTel, Inc.,
             Series "B", 0.0% to 02/01/01,
             11.5% to maturity (c),
             02/01/06.......................      945,000
   200,000   Leap Wireless International,
             Inc. 12.5%, 04/15/10...........      156,000
   750,000   Nextel Communications, Inc.,
             0.0% to 10/31/02, 9.75% to
             maturity(c) 10/31/07...........      588,750
   500,000   Price Communications Wireless
             Inc., Series "B", 9.125%,
             12/15/06.......................      505,000
   250,000   PSINet Inc., 11.0%, 08/01/09...      162,500
   250,000   Ubiquitel Operating Company,
             0.0% to 04/15/05, 14.0% to
             maturity(c), 04/15/10..........      120,000
                                              -----------
                                                2,964,000
                                              -----------
  COMMUNICATIONS EQUIPMENT--1.0%
--------------------------------------------
   500,000   World Access Inc., 13.25%,
             01/15/08.......................      360,000
                                              -----------
  COMPUTER EQUIPMENT--1.1%
--------------------------------------------
   500,000   Quantum Corporation, 7.0%,
             08/01/04.......................      399,375
                                              -----------
  COMPUTER PERIPHERAL EQUIPMENT--0.9%
--------------------------------------------
   500,000   Axiohm Transaction Solutions,
             Inc., 9.75%, 10/01/07 (b)......       50,000
   250,000   Federal Data Corporation,
             10.125%, 08/01/05..............      261,875
                                              -----------
                                                  311,875
                                              -----------
  CONSTRUCTION & CONSTRUCTION PRODUCTS--1.0%
--------------------------------------------
   375,000   Integrated Electronic Services,
             Inc., 9.375%, 02/01/09.........      338,438
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
COSMETICS & TOILETRIES--1.8%
--------------------------------------------
$  500,000   French Fragrances, Inc., Series
             "B", 10.375%, 05/15/07.........  $   490,000
   250,000   Revlon Consumer Products
             Corporation, 8.125%,
             02/01/06.......................      179,375
                                              -----------
                                                  669,375
                                              -----------
  ELECTRONIC EQUIPMENT--0.6%
--------------------------------------------
   250,000   High Voltage Engineering
             Corporation, 10.75%,
             08/15/04.......................      161,250
   500,000   Stellex Industries, Inc.,
             Series "B", 9.5%, 11/01/07
             (b)............................       55,000
                                              -----------
                                                  216,250
                                              -----------
  ENTERTAINMENT--5.5%
--------------------------------------------
   350,000   Harrah's Operating Company,
             Inc. 7.88%, 12/15/05...........      336,875
   250,000   Horseshoe Gaming Holding
             Corporation, Series "B",
             8.625%, 05/15/09...............      245,000
   250,000   MGM Mirage Inc., 9.75%,
             06/01/07.......................      258,750
   225,000   Mohegan Tribal Gaming, 8.75%,
             01/01/09.......................      222,750
   500,000   Park Place Entertainment
             Corporation, 7.875%,
             12/15/05.......................      481,875
   479,000   Waterford Gaming, LLC, 9.5%,
             03/15/10.......................      469,420
                                              -----------
                                                2,014,670
                                              -----------
  FINANCIAL INSTITUTIONS--4.1%
--------------------------------------------
   493,850   Airplane Pass Through Trust,
             Class "D", 10.875%, 03/15/19...      401,683
   750,000   ContiFinancial Corporation,
             7.50%, 03/15/02 (b)............      106,875
   750,000   ContiFinancial Corporation,
             8.125%, 04/01/08 (b)...........      106,875
   125,000   ContiFinancial Corporation,
             8.375%, 08/15/03 (b)...........       17,813
   500,000   DVI, Inc., 9.875%, 02/01/04....      440,625
   500,000   Morgan Stanley Aircraft
             Finance, 8.7%, 03/15/23........      441,010
                                              -----------
                                                1,514,881
                                              -----------
  FOOD--1.1%
--------------------------------------------
   250,000   B&G Foods, Inc., 9.625%,
             08/01/07.......................      180,000
   500,000   Imperial Sugar Company, 9.75%,
             12/15/07.......................       90,000

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
   700,000   Nebco Evans Holding
             Corporation, 0.0% to 07/15/02,
             12.375% to maturity(c),
             07/15/07.......................          875
   250,000   Vlasic Foods International,
             Inc., Series "B", 10.25%,
             07/01/09.......................      130,000
                                              -----------
                                                  400,875
                                              -----------
  FURNITURE & FIXTURES--0.6%
--------------------------------------------
   250,000   Winsloew Furniture Inc., Series
             "B", 12.75%, 08/15/07..........      230,000
                                              -----------
  HEALTH CARE--1.7%
--------------------------------------------
   375,000   Tenet Healthcare Corporation,
             9.25%, 09/01/10................      391,875
   250,000   The Healthcare Company, 6.91%,
             06/15/05.......................      235,660
                                              -----------
                                                  627,535
                                              -----------
  MANUFACTURING INDUSTRIES--3.6%
--------------------------------------------
   250,000   Hexcel Corporation, 9.75%,
             01/15/09.......................      232,500
   200,000   DI Industries, Inc., 8.875%....      193,500
 1,000,000   Jordan Industries Inc., Series
             "B", 0.0% to 04/01/02, 11.75%
             to maturity(c), 04/01/09.......      650,000
   385,000   Syratech Corporation, 11.0%,
             04/15/07.......................      225,225
                                              -----------
                                                1,301,225
                                              -----------
  MEDICAL EQUIPMENT--1.4%
--------------------------------------------
   500,000   Fresenius Medical Care Capital
             Trust I, 9.0%, 12/01/06........      497,500
                                              -----------
  METAL PRODUCTS--1.0%
--------------------------------------------
   375,000   Aqua Chemicals Inc., 11.25%,
             07/01/08.......................      270,000
   500,000   Republic Technologies
             International LLC, 13.75%,
             07/15/09.......................       90,000
                                              -----------
                                                  360,000
                                              -----------
  MINING--1.3%
--------------------------------------------
   500,000   P&L Coal Holdings Corporation,
             Series "B", 8.875%, 05/15/08...      493,750
                                              -----------
  MISCELLANEOUS SERVICES--6.0%
--------------------------------------------
   500,000   Advanstar Communications Inc.,
             9.25%, 05/01/08................      503,125
   500,000   Comforce Operating, Inc.,
             Series "B", 12.0%, 12/01/07....      232,500
   250,000   Iron Mountain, Inc., 10.125%,
             10/01/06.......................      255,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
$  500,000   Loomis Fargo & Company, 10.0%,
             01/15/04.......................  $   478,750
   250,000   Pierce Leahy Corporation,
             11.125%, 07/15/06..............      261,250
   500,000   Sitel Corporation, 9.25%,
             03/15/06.......................      465,000
                                              -----------
                                                2,195,625
                                              -----------
  OIL & GAS--6.8%
--------------------------------------------
   500,000   Belco Oil & Gas Corporation,
             8.875%, 09/15/07...............      482,500
   500,000   Benton Oil & Gas Company,
             11.625%, 05/01/03..............      350,000
   190,000   Clark R&M, Inc., 8.875%,
             11/15/07.......................      133,000
   250,000   Costilla Energy, Inc., 10.25%,
             10/01/06 (b)...................      111,875
   400,000   Lomak Petroleum Corporation,
             8.75%, 01/15/07................      380,000
   500,000   Ocean Energy Inc., Series "B",
             8.375%, 07/01/08...............      500,000
   250,000   Pioneer Natural Resources
             Company, 9.625%, 04/01/10......      266,027
   275,000   Plains Resources, Inc., Series
             "B", 10.25%, 03/15/06..........      279,125
                                              -----------
                                                2,502,527
                                              -----------
  PAPER PRODUCTS--0.7%
--------------------------------------------
   250,000   Abitibi Consolidated Inc.,
             8.55%, 08/01/10................      254,362
                                              -----------
  PHOTOGRAPHIC EQUIPMENT--0.7%
--------------------------------------------
   250,000   Polaroid Corporation, 11.5%,
             02/15/06.......................      242,500
                                              -----------
  PLASTIC PRODUCTS--5.0%
--------------------------------------------
   370,000   Anchor Advanced Products, Inc.,
             11.75%, 04/01/04...............      277,500
   500,000   Berry Plastics Corporation,
             12.25%, 04/15/04...............      470,000
   500,000   Foamex, L.P., 9.875%,
             06/15/07.......................      370,000
   500,000   Indesco International, Inc.,
             9.75%, 04/15/08................      185,000
   250,000   Owens-Illinois Inc., 7.5%,
             05/15/10.......................      206,568
   250,000   Radnor Holdings, Inc., 10.0%,
             12/01/03.......................      221,250
   125,000   Radnor Holdings, Inc., Series
             "B", 10.0%, 12/01/03...........      110,625
                                              -----------
                                                1,840,943
                                              -----------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
  POLLUTION CONTROL--1.2%
--------------------------------------------
   500,000   Allied Waste North America,
             Inc., 7.875%, 01/01/09.........      436,250
   500,000   Safety-Kleen Services, 9.25%,
             06/01/08(b)....................       15,625
                                              -----------
                                                  451,875
                                              -----------
  PRINTING & PUBLISHING--2.6%
--------------------------------------------
   500,000   Hollinger International
             Publishing, 9.25%, 03/15/07....      502,500
   250,000   Mail-Well Corporation, Series
             "B", 8.75%, 12/15/08...........      217,500
   250,000   Quebecor World, Inc., 8.375%,
             11/15/08.......................      243,004
                                              -----------
                                                  963,004
                                              -----------
  REAL ESTATE--1.3%
--------------------------------------------
   500,000   HMH Properties, Inc., Series
             "B", 7.875%, 08/01/08..........      460,000
                                              -----------
  RETAIL STORES--5.5%
--------------------------------------------
   250,000   Advance Stores Company, Inc.,
             Series "B", 10.25%, 04/15/08...      195,000
   300,000   Cole National Group, 9.875%,
             12/31/06.......................      207,000
   500,000   Duane Reade Inc., 9.25%,
             02/15/08.......................      435,000
   500,000   Finlay Enterprises, Inc., 9.0%,
             05/01/08.......................      455,000
   500,000   Leslie's Poolmart Inc.,
             10.375%, 07/15/04..............      400,000
   250,000   Mattress Discounters
             Corporation, Series "B",
             12.625%, 07/15/07..............      231,250
   175,000   Pueblo Xtra International Inc.,
             9.5%, 08/01/03.................       82,250
                                              -----------
                                                2,005,500
                                              -----------
  TEXTILES--1.0%
--------------------------------------------
   300,000   Pillowtex Corporation, Series
             "B", 9.0%, 12/15/07............       51,000
   250,000   Simmons Company, Series "B",
             10.25%, 03/15/09...............      238,750
   250,000   Worldtex Inc., Series "B",
             9.625%, 12/15/07...............       61,250
                                              -----------
                                                  351,000
                                              -----------
  TOBACCO--1.1%
--------------------------------------------
   500,000   North Atlantic Trading Company,
             Series "B", 11.0%, 06/15/04....      420,625
                                              -----------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                              HIGH YIELD BOND FUND
                              INVESTMENT PORTFOLIO
                               SEPTEMBER 30, 2000
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
DOMESTIC CORPORATE BONDS (CONTINUED)
--------------------------------------------
TRANSPORTATION--1.1%
--------------------------------------------
$  500,000   Holt Group, 9.75%, 01/15/06....  $    65,000
   375,000   Northwest Airlines, Inc.
             7.625%, 03/15/05...............      347,343
                                              -----------
                                                  412,343
                                              -----------
  TRANSPORTATION EQUIPMENT--1.8%
--------------------------------------------
   500,000   Sequa Corporation, 9.0%,
             08/01/09.......................      491,250
   500,000   The Derby Cycle Corporation,
             10.0%, 05/15/08................      150,000
                                              -----------
                                                  641,250
                                              -----------
  TRANSPORTATION SERVICES--1.1%
--------------------------------------------
   375,000   Avis Group Holdings Inc.,
             11.0%, 05/01/09................      406,875
                                              -----------
  UTILITIES--2.6%
--------------------------------------------
   500,000   Azurix Corporation, 10.375%,
             02/15/07.......................      470,000
   500,000   Calpine Corporation, 8.75%,
             07/15/07.......................      495,109
                                              -----------
                                                  965,109
                                              -----------
  WHOLESALE PRODUCTS--0.2%
--------------------------------------------
   250,000   Home Interiors & Gifts, Inc.,
             10.125%, 06/01/08..............       75,000
                                              -----------

Total Domestic Corporate Bonds
(cost $41,163,269)..........................   32,521,509
                                              -----------
FOREIGN CORPORATE BONDS--5.5%(A)(D)
--------------------------------------------
  BROADCASTING--0.2%
--------------------------------------------
   150,000   Telewest Communications, PLC,
             0.0% to 04/15/04, 9.25% to
             maturity(c), 04/15/09..........       80,250
                                              -----------
  CONSTRUCTION & CONSTRUCTION PRODUCTS--0.5%
--------------------------------------------
   250,000   International Utility
             Structures, Inc., 10.75%,
             02/01/08.......................      180,000
                                              -----------
  ENTERTAINMENT--1.2%
--------------------------------------------
   500,000   Sun International Hotels, Ltd.,
             8.625%, 12/15/07...............      458,750
                                              -----------
  FOOD--0.6%
--------------------------------------------
   250,000   Premier International Foods,
             PLC, 12.0%, 09/01/09...........      208,750
                                              -----------
  MINING--0.9%
--------------------------------------------
   375,000   Murrin Murrin Holdings
             Property, Ltd., 9.375%,
             08/31/07.......................      337,500
                                              -----------

PRINCIPAL                                       MARKET
  AMOUNT                                         VALUE
---------                                       ------
FOREIGN CORPORATE BONDS (CONTINUED)
--------------------------------------------
  TELECOMMUNICATIONS--1.4%
--------------------------------------------
   500,000   Rogers Cantel Inc., 8.8%,
             10/01/07.......................      501,250
                                              -----------
  TRANSPORTATION--0.7%
--------------------------------------------
   500,000   Enterprises Shipholding
             Corporation, 8.875%,
             05/01/08.......................      245,000
                                              -----------

Total Foreign Corporate Bonds
(cost $2,507,362)...........................    2,011,500
                                              -----------

                                                MARKET
  SHARES                                         VALUE
  ------                                        ------
WARRANTS & COMMON STOCK--0.1%(A)*
--------------------------------------------
       200   Leap Wireless International,
             Inc............................          500
       250   Mattress Discounters...........        2,500
       375   Ubiquitel Inc..................       15,000
     1,571   World Access Inc. (Common
             Stock).........................        8,493
       250   Winsloew Furniture Inc.........        2,500
                                              -----------
Total Warrants & Common Stock
  (cost $54,065)............................       28,993
                                              -----------
Total Investment Portfolio excluding
  repurchase agreement (cost $43,724,696)...   34,562,002
                                              -----------
REPURCHASE AGREEMENT--3.4%(A)
--------------------------------------------
Repurchase Agreement with State Street Bank
and Trust Company, dated September 29, 2000
@ 6.35% to be repurchased at $1,250,661 on
October 2, 2000, collateralized by
$1,025,000 United States Treasury Notes,
8.13% due August 15, 2021, (market value
$1,276,059 including interest)
(cost $1,250,000)...........................    1,250,000
                                              -----------
TOTAL INVESTMENT PORTFOLIO
  (cost $44,974,696)(e), 97.9%(a)...........   35,812,002
OTHER ASSETS AND LIABILITIES, net,
  2.1%(a)...................................      782,152
                                              -----------
NET ASSETS, 100%............................  $36,594,154
                                              ===========

---------------
  * Non-income producing securities.
(a) Percentages indicated are based on net assets.
(b) Bond not current on interest payment.
(c) Bonds reset to applicable coupon rate at a future date.
(d) Denominated in U.S. dollars.
(e) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $9,162,694 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $300,156 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $9,462,850.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                               INTERMEDIATE     HIGH YIELD
                                                              GOVERNMENT FUND    BOND FUND
                                                              ---------------   -----------
Assets
------------------------------------------------------------

Investments, at market value (identified cost $24,465,185
  and $43,724,696, respectively) (Note 1)...................   $ 24,347,759     $34,562,002
Repurchase agreement (identified cost $654,000 and
  $1,250,000, respectively) (Note 1)........................        654,000       1,250,000
Cash........................................................            373               9
Receivables:
  Investments sold..........................................             --         260,879
  Fund shares sold..........................................            143           5,002
  From Manager..............................................         28,330              --
  Interest..................................................        238,655         959,995
Deferred state qualification expenses (Note 1)..............         11,109          10,346
Prepaid insurance (Note 1)..................................          3,553           4,145
                                                               ------------     -----------
        Total Assets........................................   $ 25,283,922     $37,052,378
                                                               ------------     -----------
Liabilities
------------------------------------------------------------

Payables (Note 4):
  Investments purchased.....................................   $         --     $   200,487
  Fund shares redeemed......................................         45,103         163,763
  Accrued management fee....................................             --          24,929
  Accrued distribution fee..................................          6,105          13,451
  Other accrued expenses....................................         52,943          55,594
                                                               ------------     -----------
        Total Liabilities...................................        104,151         458,224
                                                               ------------     -----------
Net assets, at market value.................................   $ 25,179,771     $36,594,154
                                                               ============     ===========
Net Assets
------------------------------------------------------------
Net assets consist of:
  Paid-in capital...........................................   $ 35,804,175     $50,409,238
  Undistributed net investment income (Note 1)..............        335,312         303,514
  Accumulated net realized loss (Notes 1 and 5).............    (10,842,290)     (4,955,904)
  Net unrealized depreciation on investments................       (117,426)     (9,162,694)
                                                               ------------     -----------
Net assets, at market value.................................   $ 25,179,771     $36,594,154
                                                               ============     ===========
Net assets, at market value
  Class A Shares............................................   $ 23,356,541     $24,922,621
  Class B Shares............................................        319,817       3,180,411
  Class C Shares............................................      1,503,413       8,491,122
                                                               ------------     -----------
        Total...............................................   $ 25,179,771     $36,594,154
                                                               ============     ===========
Shares of beneficial interest outstanding
  Class A Shares............................................      2,542,184       3,167,602
  Class B Shares............................................         34,936         406,353
  Class C Shares............................................        164,022       1,084,688
                                                               ------------     -----------
        Total...............................................      2,741,142       4,658,643
                                                               ============     ===========
Net Asset Value -- offering and redemption price per share
  (Notes 1 and 2)
  Class A Shares............................................   $       9.19     $      7.87
                                                               ============     ===========
    Maximum offering price per share (100/96.25 of $9.19 and
     $7.87, respectively)...................................   $       9.55     $      8.18
                                                               ============     ===========
  Class B Shares............................................   $       9.15     $      7.83
                                                               ============     ===========
  Class C Shares............................................   $       9.17     $      7.83
                                                               ============     ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                            STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                               INTERMEDIATE      HIGH YIELD
                                                              GOVERNMENT FUND     BOND FUND
                                                              ---------------    -----------
Investment Income
------------------------------------------------------------
Income:
  Interest..................................................    $1,828,789       $ 4,793,284
Expenses (Notes 1 and 4):
  Management fee............................................       147,610           255,529
  Distribution fee (Class A Shares).........................        74,028            81,098
  Distribution fee (Class B Shares).........................         2,417            26,391
  Distribution fee (Class C Shares).........................        11,541            81,793
  Shareholder servicing fees................................        24,733            28,660
  Custodian/Fund accounting fees............................        59,388            78,888
  Professional fees.........................................        50,553            43,041
  State qualification expenses..............................        41,307            38,381
  Reports to shareholders...................................        17,072            17,429
  Trustees' fees and expenses...............................         8,899             8,899
  Insurance.................................................         2,263             3,103
  Other.....................................................         1,153             1,541
                                                                ----------       -----------
        Total expenses before waiver and reimbursement......       440,964           664,753
        Fees waived by Manager (Note 4).....................      (147,610)          (91,727)
        Reimbursement from Manager..........................       (28,330)               --
                                                                ----------       -----------
        Total expenses after waiver and reimbursement.......       265,024           573,026
                                                                ----------       -----------
Net investment income.......................................     1,563,765         4,220,258
                                                                ----------       -----------
Realized and Unrealized Gain (Loss) on Investments
------------------------------------------------------------
Net realized loss from investment transactions..............      (863,245)       (2,074,309)
Net unrealized appreciation (depreciation) of investments
  during the year...........................................       968,766        (3,620,288)
                                                                ----------       -----------
        Net gain (loss) on investments......................       105,521        (5,694,597)
                                                                ----------       -----------
Net increase (decrease) in net assets resulting from
  operations................................................    $1,669,286       $(1,474,339)
                                                                ==========       ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE YEARS ENDED
                                                              ---------------------------------------
INTERMEDIATE GOVERNMENT FUND                                  SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
----------------------------                                  ------------------   ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income.....................................     $ 1,563,765          $   646,013
  Net realized gain (loss) from investment transactions.....        (863,245)              73,483
  Net unrealized appreciation (depreciation) of investments
    during the year.........................................         968,766             (935,036)
                                                                 -----------          -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................       1,669,286             (215,540)
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.53 and $0.42 per
    share, respectively)....................................      (1,443,852)            (553,804)
  Net investment income Class B Shares, ($0.50 and $0.40 per
    share, respectively)....................................         (20,243)             (12,843)
  Net investment income Class C Shares, ($0.50 and $0.40 per
    share, respectively)....................................         (98,911)            (109,274)
Increase (decrease) in net assets from Fund share
  transactions (Note 2)(Note 6).............................      11,753,387           (3,566,013)
                                                                 -----------          -----------
Increase (decrease) in net assets...........................      11,859,667           (4,457,474)
Net assets, beginning of year...............................      13,320,104           17,777,578
                                                                 -----------          -----------
Net assets, end of year (including undistributed net
  investment income of $303,514 and $329,690,
  respectively).............................................     $25,179,771          $13,320,104
                                                                 ===========          ===========
                                                                        FOR THE YEARS ENDED
                                                              ---------------------------------------
HIGH YIELD BOND FUND                                          SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
--------------------                                          ------------------   ------------------
Decrease in net assets:
Operations:
  Net investment income.....................................     $ 4,220,258          $ 4,730,505
  Net realized loss from investment transactions............      (2,074,309)          (2,864,540)
  Net unrealized depreciation of investments during the
    year....................................................      (3,620,288)          (1,538,293)
                                                                 -----------          -----------
  Net increase (decrease) in net assets resulting from
    operations..............................................      (1,474,339)             327,672
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.92 and $0.87 per
    share, respectively)....................................      (2,978,474)          (3,446,438)
  Net investment income Class B Shares, ($0.87 and $0.82 per
    share, respectively)....................................        (319,717)            (232,004)
  Net investment income Class C Shares, ($0.87 and $0.82 per
    share, respectively)....................................        (998,322)          (1,141,155)
Increase (decrease) in net assets from Fund share
  transactions (Note 2).....................................      (8,053,166)             148,976
                                                                 -----------          -----------
Decrease in net assets......................................     (13,824,018)          (4,342,949)
Net assets, beginning of year...............................      50,418,172           54,761,121
                                                                 -----------          -----------
Net assets, end of year (including undistributed net
  investment income of $335,312 and $371,787,
  respectively).............................................     $36,594,154          $50,418,172
                                                                 ===========          ===========

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
              HERITAGE INCOME TRUST--INTERMEDIATE GOVERNMENT FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                CLASS A SHARES*                      CLASS B SHARES*
                                                   ------------------------------------------    ------------------------
                                                              FOR THE YEARS ENDED                  FOR THE YEARS ENDED
                                                                 SEPTEMBER 30,                        SEPTEMBER 30,
                                                   ------------------------------------------    ------------------------
                                                    2000     1999     1998     1997     1996      2000     1999    1998+
                                                   ------   ------   ------   ------   ------    ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR...............  $ 9.16   $ 9.70   $ 9.20   $ 9.08   $ 9.29    $ 9.13   $ 9.67   $ 9.28
                                                   ------   ------   ------   ------   ------    ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).......................    0.50     0.41     0.48     0.51     0.50      0.47     0.39     0.33
  Net realized and unrealized gain (loss) on
    investments..................................    0.06    (0.53)    0.51     0.13    (0.21)     0.05    (0.53)    0.32
                                                   ------   ------   ------   ------   ------    ------   ------   ------
  Total from Investment Operations...............    0.56    (0.12)    0.99     0.64     0.29      0.52    (0.14)    0.65
                                                   ------   ------   ------   ------   ------    ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income...........   (0.53)   (0.42)   (0.49)   (0.52)   (0.50)    (0.50)   (0.40)   (0.26)
                                                   ------   ------   ------   ------   ------    ------   ------   ------
NET ASSET VALUE, END OF YEAR.....................  $ 9.19   $ 9.16   $ 9.70   $ 9.20   $ 9.08    $ 9.15   $ 9.13   $ 9.67
                                                   ======   ======   ======   ======   ======    ======   ======   ======
TOTAL RETURN (%)(B)..............................    5.92    (1.20)   11.18     7.28     3.24      5.47    (1.49)    7.16(c)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a)....................................    0.87     0.91     0.92     0.93     0.94      1.20     1.20     1.20(d)
  Net investment income to average daily net
    assets.......................................    5.32     4.40     5.18     5.65     5.42      5.00     4.15     4.59(d)
  Portfolio turnover rate........................     107      124      188       69      135       107      124      188(c)
  Net assets, end of year ($ millions)...........      23       11       13       14       18        .3       .4       .1

                                                                CLASS C SHARES*
                                                   ------------------------------------------
                                                              FOR THE YEARS ENDED
                                                                 SEPTEMBER 30,
                                                   ------------------------------------------
                                                    2000     1999     1998     1997     1996
                                                   ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF YEAR...............  $ 9.14   $ 9.67   $ 9.18   $ 9.06   $ 9.27
                                                   ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).......................    0.45     0.40     0.41     0.49     0.49
  Net realized and unrealized gain (loss) on
    investments..................................    0.08    (0.53)    0.55     0.13    (0.21)
                                                   ------   ------   ------   ------   ------
  Total from Investment Operations...............    0.53    (0.13)    0.96     0.62     0.28
                                                   ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment income...........   (0.50)   (0.40)   (0.47)   (0.50)   (0.49)
                                                   ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR.....................  $ 9.17   $ 9.14   $ 9.67   $ 9.18   $ 9.06
                                                   ======   ======   ======   ======   ======
TOTAL RETURN (%)(B)..............................    5.58    (1.38)   10.85     7.02     3.04
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to average daily net
    assets(a)....................................    1.20     1.20     1.20     1.20     1.20
  Net investment income to average daily net
    assets.......................................    4.98     4.11     4.74     5.38     5.22
  Portfolio turnover rate........................     107      124      188       69      135
  Net assets, end of year ($ millions)...........       2        2        5        1        1

---------------
   * Per share amounts have been calculated using the monthly average share method.
   + For the period February 2, 1998 (commencement of Class B Shares) to
     September 30, 1998.
 (a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06, $.09, $.10, $.07 and $.06 per Class A Shares, respectively, for the five years ended September 30, 2000. The operating expense ratios including such items would have been 1.47%, 1.84%, 2.00%, 1.67% and 1.61% for Class A Shares, respectively, for the five years ended September 30, 2000. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06, $.09, and $.06 per Class B Shares, respectively, for the three years ended September 30, 2000. The operating expense ratios including such items would have been 1.80%, 2.13% and 2.28% (annualized) for Class B Shares, respectively, for the three years ended September 30, 2000. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.06, $.08, $.10, $.07 and $.06 per Class C Shares, respectively, for the five years ended September 30, 2000. The operating expense ratios including such items would have been 1.80%, 2.13%, 2.28%, 1.94% and 1.87% for Class C Shares, respectively, for the five years ended September 30, 2000.
 (b) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
 (c) Not annualized.
 (d) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                  HERITAGE INCOME TRUST--HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                   CLASS A SHARES                       CLASS B SHARES
                                     ------------------------------------------    ------------------------
                                                FOR THE YEARS ENDED                  FOR THE YEARS ENDED
                                                   SEPTEMBER 30,                        SEPTEMBER 30,
                                     ------------------------------------------    ------------------------
                                      2000     1999     1998     1997     1996      2000     1999    1998+
                                     ------   ------   ------   ------   ------    ------   ------   ------
NET ASSET VALUE, BEGINNING OF
  YEAR.............................  $ 8.98   $ 9.77   $10.69   $10.22   $ 9.94    $ 8.94   $ 9.73   $10.57
                                     ------   ------   ------   ------   ------    ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).........    0.92     0.86     0.88     0.90     0.84(b)   0.86     0.81     0.51
  Net realized and unrealized gain
    (loss) on investments..........   (1.11)   (0.78)   (0.91)    0.46     0.24     (1.10)   (0.78)   (0.87)
                                     ------   ------   ------   ------   ------    ------   ------   ------
  Total from Investment
    Operations.....................   (0.19)    0.08    (0.03)    1.36     1.08     (0.24)    0.03    (0.36)
                                     ------   ------   ------   ------   ------    ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.........................   (0.92)   (0.87)   (0.89)   (0.89)   (0.80)    (0.87)   (0.82)   (0.48)
                                     ------   ------   ------   ------   ------    ------   ------   ------
NET ASSET VALUE, END OF YEAR.......  $ 7.87   $ 8.98   $ 9.77   $10.69   $10.22    $ 7.83   $ 8.94   $ 9.73
                                     ======   ======   ======   ======   ======    ======   ======   ======
TOTAL RETURN (%)(C)................   (2.97)    0.66    (0.52)   14.00    11.44     (3.50)    0.14    (3.58)(d)
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net assets(a)....    1.18     1.18     1.19     1.21     1.23      1.70     1.70     1.70(e)
  Net investment income to average
    daily net assets...............   10.07     8.94     8.44     8.76     8.41      9.56     8.40     7.90(e)
  Portfolio turnover rate..........      32       52       87      101      143        32       52       87
  Net assets, end of year ($
    millions)......................      25       34       40       42       33         3        4        2

                                                   CLASS C SHARES
                                     ------------------------------------------
                                                FOR THE YEARS ENDED
                                                   SEPTEMBER 30,
                                     ------------------------------------------
                                      2000     1999     1998     1997     1996
                                     ------   ------   ------   ------   ------
NET ASSET VALUE, BEGINNING OF
  YEAR.............................  $ 8.94   $ 9.73   $10.65   $10.18   $ 9.91
                                     ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).........    0.86     0.81     0.83     0.85     0.79(b)
  Net realized and unrealized gain
    (loss) on investments..........   (1.10)   (0.78)   (0.91)    0.46     0.24
                                     ------   ------   ------   ------   ------
  Total from Investment
    Operations.....................   (0.24)    0.03    (0.08)    1.31     1.03
                                     ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
  Dividends from net investment
    income.........................   (0.87)   (0.82)   (0.84)   (0.84)   (0.76)
                                     ------   ------   ------   ------   ------
NET ASSET VALUE, END OF YEAR.......  $ 7.83   $ 8.94   $ 9.73   $10.65   $10.18
                                     ======   ======   ======   ======   ======
TOTAL RETURN (%)(C)................   (3.50)    0.14    (1.02)   13.53    10.93
RATIOS (%)/SUPPLEMENTAL DATA:
  Operating expenses, net, to
    average daily net assets(a)....    1.70     1.70     1.70     1.70     1.70
  Net investment income to average
    daily net assets...............    9.56     8.42     7.93     8.26     8.39
  Portfolio turnover rate..........      32       52       87      101      143
  Net assets, end of year ($
    millions)......................       8       13       13       13        6

---------------
  + For the period February 2, 1998 (commencement of Class B Shares) to
    September 30, 1998.
(a) Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.02, $.01, $.01, $.01 and $.03 per Class A Shares, respectively, for the five years ended September 30, 2000. The operating expense ratios including such items would have been 1.40%, 1.27%, 1.30%, 1.30% and 1.51% for Class A Shares, respectively, for the five years ended September 30, 2000. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.02, $.01, and $.01 per Class B Shares, respectively, for the three years ended September 30, 2000. The operating expense ratios including such items would have been 1.92%, 1.79% and 1.81% (annualized) per Class B Shares, respectively, for the three years ended September 30, 2000. Excludes management fees waived and expenses reimbursed by the Manager in the amount of $.02, $.01, $.01, $.01 and $.03 per Class C Shares, respectively, for the five years ended September 30, 2000. The operating expense ratios including such items would have been 1.92%, 1.79%, 1.81%, 1.79% and 1.98% for Class C Shares, respectively, for the five years ended September 30, 2000.
(b) Amounts calculated prior to reclassification of $16,079. The effect of such reclassification would have resulted in an increase in net investment income of $.01 for Class A Shares and $0.01 for Class C Shares.
(c) These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(d) Not annualized.
(e) Annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1:
      SIGNIFICANT ACCOUNTING POLICIES. Heritage Income Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Intermediate Government Fund (formerly known as the Limited Maturity Government Portfolio) and the High Yield Bond Fund (formerly known as the Diversified Portfolio) (each, a "Fund" and collectively, the "Funds"). The Intermediate Government Fund has an investment objective of high current income consistent with the preservation of capital. The High Yield Bond Fund has an investment objective of high current income. The Funds currently issue Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class B Shares, which were offered to shareholders beginning February 2, 1998, are sold subject to a 5% maximum contingent deferred sales load (based on the lower of purchase price or redemption price) declining over a six-year period. Class C Shares, which were offered to shareholders beginning April 3, 1995, are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

      Security Valuation: Each Fund values investment securities at market value based on the last sales price as reported by the principal securities exchange on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market, are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from dealers, yields, maturities, ratings and various relationships between securities. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market.

      Repurchase Agreements: Each Fund enters into repurchase agreements whereby a Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

      Federal Income Taxes: Each Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. Each Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions for each Fund during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to each Fund, will be distributed to shareholders in the following fiscal year. Each Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

      Expenses: Each Fund is charged for those expenses that are directly attributable to it, such as management fee, custodian fees, distribution fee, etc., while other expenses such as insurance expense are allocated proportionately among all Heritage mutual funds. Expenses of each Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

      State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

      Capital Accounts: The Funds report the undistributed net investment income and accumulated net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Fund.

      Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis except when income is not expected. All original issue discounts are accreted for both federal income tax and financial reporting purposes.

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2:
      FUND SHARES. At September 30, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized.

      INTERMEDIATE GOVERNMENT FUND

      Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 2000, were as follows:

                                                 CLASS A SHARES             CLASS B SHARES           CLASS C SHARES
                                           --------------------------    --------------------    -----------------------
        FOR THE YEAR ENDED                   SHARES         AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
        SEPTEMBER 30, 2000                 ----------    ------------    -------    ---------    --------    -----------

        Shares sold......................      86,549    $    789,883     80,413    $ 727,775     186,409    $ 1,689,266
        Shares issued on acquisition
          (Note 6).......................   3,908,806      35,531,046         --           --          --             --
        Shares issued on reinvestment of
          distributions..................     119,744       1,083,489      1,532       13,835       9,037         81,611
        Shares redeemed..................  (2,735,573)    (24,818,822)   (93,302)    (842,554)   (276,861)    (2,502,142)
                                           ----------    ------------    -------    ---------    --------    -----------
        Net increase (decrease)..........   1,379,526    $ 12,585,596    (11,357)   $(100,944)    (81,415)   $  (731,265)
                                                         ============               =========                ===========
        Shares outstanding:
          Beginning of year..............   1,162,658                     46,293                  245,437
                                           ----------                    -------                 --------
          End of year....................   2,542,184                     34,936                  164,022
                                           ==========                    =======                 ========

      Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 1999, were as follows:


                                                 CLASS A SHARES             CLASS B SHARES           CLASS C SHARES
                                            -------------------------    --------------------    -----------------------
        FOR THE YEAR ENDED                    SHARES        AMOUNT       SHARES      AMOUNT       SHARES       AMOUNT
        SEPTEMBER 30, 1999                  ----------    -----------    -------    ---------    --------    -----------

        Shares sold.......................     230,877    $ 2,202,322     62,931    $ 590,122     123,043    $ 1,149,855
        Shares issued on reinvestment of
          distributions...................      52,120        487,932      1,088       10,049      11,378        106,764
        Shares redeemed...................    (423,528)    (3,956,260)   (30,814)    (286,863)   (407,568)    (3,869,934)
                                            ----------    -----------    -------    ---------    --------    -----------
        Net increase (decrease)...........    (140,531)   $(1,266,006)    33,205    $ 313,308    (273,147)   $(2,613,315)
                                                          ===========               =========                ===========
        Shares outstanding:
            Beginning of year.............   1,303,189                    13,088                  518,584
                                            ----------                   -------                 --------
            End of year...................   1,162,658                    46,293                  245,437
                                            ==========                   =======                 ========


      HIGH YIELD BOND FUND

      Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 2000, were as follows:

                                             CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
                                        -------------------------    -----------------------    -------------------------
        FOR THE YEAR ENDED                SHARES        AMOUNT        SHARES       AMOUNT         SHARES        AMOUNT
        SEPTEMBER 30, 2000              ----------    -----------    --------    -----------    ----------    -----------

        Shares sold...................     262,522    $ 2,184,794     146,530    $ 1,209,253       184,150    $ 1,542,303
        Shares issued on reinvestment
          of distributions............     217,209      1,807,050      15,398        127,204        89,811        743,545
        Shares redeemed...............  (1,136,420)    (9,472,499)   (150,886)    (1,245,835)     (592,602)    (4,948,981)
                                        ----------    -----------    --------    -----------    ----------    -----------
        Net increase (decrease).......    (656,689)   $(5,480,655)     11,042    $    90,622      (318,641)   $(2,663,133)
                                                      ===========                ===========                  ===========
        Shares outstanding:
          Beginning of year...........   3,824,291                    395,311                    1,403,329
                                        ----------                   --------                   ----------
          End of year.................   3,167,602                    406,353                    1,084,688
                                        ==========                   ========                   ==========


      Transactions in Class A, B and C Shares of the Fund during the year ended September 30, 1999, were as follows:

                                                CLASS A SHARES             CLASS B SHARES             CLASS C SHARES
                                           -------------------------    ---------------------    ------------------------
        FOR THE YEAR ENDED                   SHARES        AMOUNT       SHARES       AMOUNT       SHARES        AMOUNT
        SEPTEMBER 30, 1999                 ----------    -----------    -------    ----------    ---------    -----------

        Shares sold......................     469,703    $ 4,493,908    272,191    $2,593,347      326,866    $ 3,124,172
        Shares issued on reinvestment of
          distributions..................     230,557      2,198,212      9,928        93,725       89,977        853,766
        Shares redeemed..................    (956,493)    (9,124,816)   (70,314)     (659,944)    (359,938)    (3,423,394)
                                           ----------    -----------    -------    ----------    ---------    -----------
        Net increase (decrease)..........    (256,233)   $(2,432,696)   211,805    $2,027,128       56,905    $   554,544
                                                         ===========               ==========                 ===========
        Shares outstanding:
            Beginning of year............   4,080,524                   183,506                  1,346,424
                                           ----------                   -------                  ---------
            End of year..................   3,824,291                   395,311                  1,403,329
                                           ==========                   =======                  =========

--------------------------------------------------------------------------------
                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3:
      PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 2000, purchases, sales, and paydowns of investment securities (excluding repurchase agreements and short-term obligations) were as follows:

                                                                U.S. GOVERNMENT SECURITIES                   OTHER
                                                          --------------------------------------   -------------------------
                                                           PURCHASES       SALES       PAYDOWNS     PURCHASES       SALES
                                                          -----------   -----------   ----------   -----------   -----------
        Intermediate Government Fund....................  $29,222,578   $44,139,245   $1,893,596            --            --
        High Yield Bond Fund............................           --            --           --   $12,851,223   $21,645,026

Note 4:
      MANAGEMENT, SUBADVISORY, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administrative Agreement with Heritage Asset Management, Inc. (the "Manager"), the Intermediate Government Fund agrees to pay to the Manager a fee equal to an annual rate of 0.50% of the Fund's average daily net assets, computed daily and payable monthly. For the High Yield Bond Fund, the management fee is 0.60% on the first $100,000,000 and 0.50% of any excess over $100,000,000 of net assets. Pursuant to a contract dated January 3, 2000, the Manager will waive its investment advisory fees and, if necessary, reimburse each Fund to the extent that Class A, Class B and Class C annual operating expenses exceed that Fund's average daily net assets attributable to that class for the 2000 fiscal year as follows:

                                                                      CLASS A   CLASS B AND C
                                                                      -------   -------------
        Intermediate Government Fund................................  0.95%        1.20%
        High Yield Bond Fund........................................  1.25%        1.70%

      Under this agreement, management fees of $147,610 were waived and $28,330 of expenses were reimbursed for the Intermediate Government Fund and management fees of $91,727 were waived in the High Yield Bond Fund for the year ended September 30, 2000. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the year ended September 30, 2002, the Funds may be required to pay the Manager a portion or all of the waived management fees. In addition, the Funds may be required to pay the Manager a portion or all of the management fees waived of $74,359 and $49,125 for the Intermediate Government Fund and the High Yield Bond Fund, respectively, in fiscal 1999 if total Fund expenses fall below the annual expense limitations before the end of the year ending September 30, 2001.

      The Manager entered into an agreement with Salomon Brothers Asset Management Inc., to provide investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager equal to 50% of the fees payable by the High Yield Bond Fund to the Manager without regard to any reduction due to the imposition of expense limitations. For the year ended September 30, 2000, the Manager paid $127,765 for subadviser fees.

      The Manager also is the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Intermediate Government Fund and High Yield Bond Fund. For the Intermediate Government Fund the Manager charged $24,733 for Dividend Paying and Shareholder Servicing fees and $46,202 for Fund Accounting services of which $6,000 and $11,400, respectively, were payable as of September 30, 2000. For the High Yield Bond Fund, the Manager charged $28,660 for Dividend Paying and Shareholder Servicing and $57,883 for Fund Accounting services of which $6,600 and $14,100, respectively, were payable as of September 30, 2000.

      Raymond James & Associates, Inc. (the "Distributor") has advised the Intermediate Government Fund that it received $691 in front-end sales charges for Class A Shares, $3,287 in contingent deferred sales charges for Class B Shares and $1,717 in contingent deferred sales charges for Class C Shares for the year ended September 30, 2000. The Distributor has advised the High Yield Bond Fund that it received $5,726 in front-end sales charges for Class A Shares, $14,535 in contingent deferred sales charges for Class B Shares and $2,445 in contingent deferred sales charges for Class C Shares for the year ended September 30, 2000. From these fees, the Distributor paid sales commissions to salespersons and incurred other distribution costs.

      Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Trust is authorized to pay the Distributor a fee up to .35% of the average daily net assets for Class A Shares. Under the Class B and Class C Distribution Plan, the Trust may pay the Distributor a fee of up to .60% for the Intermediate Government Fund and up to .80% for the High Yield Bond Fund of the average daily net assets for Class B and Class C Shares. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

      Trustees of the Trust also serve as Trustees for Heritage Cash Trust, Heritage Income-Growth Trust, Heritage Capital Appreciation Trust and Heritage Series Trust, investment companies that also are advised by the Manager of the Trust (collectively referred to as the Heritage mutual funds). Each Trustee of the Heritage mutual funds who is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $8,666 and an additional fee of $3,250 for each

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                             HERITAGE INCOME TRUST
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

      combined quarterly meeting of the Heritage mutual funds attended. Trustees' fees and expenses are shared equally by each portfolio in the Heritage mutual funds.

Note 5:
      FEDERAL INCOME TAXES. For the year ended September 30, 2000, to reflect reclassifications arising from permanent book/tax differences primarily due to paydown losses and market discount, respectively, the Funds made the following adjustments:

         INTERMEDIATE GOVERNMENT FUND
         -----------------------------------

         As of September 30, 2000, the Fund charged paid in capital $4,186,791 and credited accumulated net realized loss $4,172,936 and undistributed net investment income $13,855. Due to the Fund merger (Note 6), the Fund forfeited $4,174,674 in capital loss carryovers from prior years. The Fund has net tax basis capital loss carryforwards of $10,159,353 which may be applied against any realized net taxable gains until their expiration dates of September 30, 2002 ($1,429,684), September 30, 2003 ($4,315,312), September 30, 2004 ($1,737,841), September 30, 2005
         ($446,153), September 30, 2006 ($374,992), September 30, 2007
         ($1,413,752) and September 30, 2008 ($441,619). The Fund did not
         utilize any net tax basis capital losses during the current year to offset any net realized gains from investment transactions. In addition from November 1, 1999 to September 30, 2000, the Fund incurred $676,394 of net realized capital losses which will be deferred and treated as arising on October 1, 2000 in accordance with regulations under the Internal Revenue Code.

         HIGH YIELD BOND FUND
         ----------------------------

         As of September 30, 2000, the Fund credited undistributed net investment income $7,982 and charged accumulated net realized gain $7,982 in the current year. The Fund has net tax basis capital loss carryforwards of $3,213,002, which may be applied against any realized net taxable gains until their expiration dates of September 30, 2007 ($409,285) and September 30, 2008 ($2,803,717). In addition from
         November 1, 1999 to September 30, 2000 the Fund incurred $1,731,748 of net realized capital losses which will be deferred and treated as arising on October 1, 2000 in accordance with regulations under the Internal Revenue Code.

Note 6:
      FUND MERGER. As of the close of business on October 15, 1999, the Intermediate Government Fund acquired all the net assets of the Heritage U.S. Government Income Fund ("Government Income Fund") pursuant to an agreement and plan of reorganization and termination approved by the shareholders of Government Income Fund on September 27, 1999. The acquisition was accomplished by a tax-free exchange of 3,908,806 Class A shares of the Intermediate Government Fund at a net asset value of $9.09 per share for shares of the Government Income Fund. The net assets of the Intermediate Government Fund and Government Income Fund immediately before the acquisition were $13,116,358 and $35,531,046, respectively, including unrealized depreciation of $791,656 for the Government Income Fund. Immediately after the acquisition, the combined net assets of the Intermediate Government Fund amounted to $48,647,404.

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               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Income Trust

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Income
Trust -- Intermediate Government Fund and Heritage Income Trust -- High Yield Bond Fund (constituting Heritage Income Trust, hereafter referred to as the "Trust") at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhoueCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
November 10, 2000

HERITAGE FAMILY OF FUNDS(TM)
From Our Family to Yours: The Intelligent Creation of Wealth.

HERITAGE STOCK FUNDS
Aggressive Growth
Capital Appreciation
Growth Equity
Income-Growth
International
Mid Cap
Small Cap
Technology
Value Equity

HERITAGE BOND FUNDS
High Yield
Intermediate Government

HERITAGE MONEY MARKET FUNDS
Money Market
Municipal Money Market

We are pleased that many of you are also investors in these funds. For more information and a prospectus for any of these mutual funds, please contact your financial advisor. Please read the prospectus carefully before you invest in any of the funds.

This report is for the information of shareholders of Heritage Income Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

(C)2000 Heritage Asset Management, Inc.

5M AR5320INL 9/00 [RECYCLE LOGO]


[HERITAGE LOGO]   Heritage Income Trust
                  P.O. Box 33022
                  St. Petersburg, FL 33733
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